Goodwill and other intangible assets - Components of other intangible assets subject to amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Finite-Lived Intangible Assets
Gross amount	$ 39,695	$ 80,621
Finite Lived Intangible Assets Accumulated Amortization	23,393	58,005
Finite-Lived Intangible Assets, Net	16,302	22,616
Core deposits
Finite-Lived Intangible Assets
Core deposits - Gross	12,810	37,224
Finite Lived Intangible Assets Accumulated Amortization	7,473	29,792
Finite-Lived Intangible Assets, Net	5,337	7,432
Other customer relationship
Finite-Lived Intangible Assets
Customer relationships - Gross	26,397	42,909
Finite Lived Intangible Assets Accumulated Amortization	15,684	28,075
Finite-Lived Intangible Assets, Net	10,713	14,834
Trademarks
Finite-Lived Intangible Assets
Gross amount	488	488
Finite Lived Intangible Assets Accumulated Amortization	236	138
Finite-Lived Intangible Assets, Net	$ 252	$ 350